                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21861
                                  ----------------------------------------------

                      AMERICAN CENTURY GROWTH FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                    64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:   07-31
                        --------------------------------------------------------

Date of reporting period:  10-31-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY LARGE CAP FUND
OCTOBER 31, 2006

[american century investments logo and text logo]

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
AEROSPACE & DEFENSE - 3.6%
             1,652  General Dynamics Corp.                         $     117,457
             2,582  Honeywell International Inc.                         108,754
                                                                 ---------------
                                                                         226,211
                                                                 ---------------
BIOTECHNOLOGY - 6.0%
             1,667  Amgen Inc.(1)                                        126,542
             2,501  Celgene Corp.(1)                                     133,653
             1,733  Gilead Sciences, Inc.(1)                             119,404
                                                                 ---------------
                                                                         379,599
                                                                 ---------------
CAPITAL MARKETS - 7.6%
             1,615  Lehman Brothers Holdings Inc.                        125,712
             1,484  Merrill Lynch & Co., Inc.                            129,732
             1,454  Morgan Stanley                                       111,129
             1,935  UBS AG                                               115,790
                                                                 ---------------
                                                                         482,363
                                                                 ---------------
CHEMICALS - 3.7%
             2,219  Bayer AG ADR                                         111,372
             3,074  Dow Chemical Co.                                     125,388
                                                                 ---------------
                                                                         236,760
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.0%
             4,983  Cisco Systems Inc.(1)                                120,240
             1,119  Research In Motion Ltd.(1)                           131,460
                                                                 ---------------
                                                                         251,700
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
             2,050  Bank of America Corp.                                110,434
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.0%
             3,926  AT&T Inc.                                            134,466
            13,586  Qwest Communications
                    International Inc.(1)                                117,247
                                                                 ---------------
                                                                         251,713
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
             3,030  American Electric Power                              125,533
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
             2,510  Baxter International, Inc.                           115,385
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.0%
               968  CIGNA Corp.                                          113,237
             1,587  Humana Inc.(1)                                        95,220

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,392  WellPoint Inc.(1)                                    106,237
                                                                 ---------------
                                                                         314,694
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.6%
             2,324  Carnival Corporation                                 113,458
             4,082  Hilton Hotels Corporation                            118,051
             2,964  McDonald's Corporation                               124,251
             2,089  Yum! Brands, Inc.                                    124,212
                                                                 ---------------
                                                                         479,972
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.9%
             1,875  Procter & Gamble Co. (The)                           118,856
                                                                 ---------------
INSURANCE - 3.7%
             1,880  Lincoln National Corp.                               119,023
             2,265  St. Paul Travelers
                    Companies, Inc. (The)                                115,809
                                                                 ---------------
                                                                         234,832
                                                                 ---------------
IT SERVICES - 2.2%
             2,646  Infosys Technologies Ltd. ADR                        137,857
                                                                 ---------------
MACHINERY - 3.9%
             1,707  Danaher Corp.                                        122,511
             2,051  Paccar Inc.                                          121,440
                                                                 ---------------
                                                                         243,951
                                                                 ---------------
MEDIA - 3.8%
             1,259  Omnicom Group Inc.                                   127,726
             3,672  Walt Disney Co. (The)                                115,521
                                                                 ---------------
                                                                         243,247
                                                                 ---------------
METALS & MINING - 9.6%
             3,246  Barrick Gold Corp.                                   100,626
             1,971  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                      119,206
             3,174  Mittal Steel Co. N.V.
                    New York Shares                                      135,689
             1,271  Phelps Dodge Corp.                                   127,582
             2,359  Southern Copper Corp.                                121,205
                                                                 ---------------
                                                                         604,308
                                                                 ---------------
PHARMACEUTICALS - 5.6%
             1,000  Allergan, Inc.                                       115,500
             1,669  Johnson & Johnson                                    112,491
             2,831  Merck & Co., Inc.                                    128,584
                                                                 ---------------
                                                                         356,575
                                                                 ---------------

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES / PRINCIPAL AMOUNT                                             VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 1.8%
             4,921  Host Hotels & Resorts Inc.                           113,478
                                                                 ---------------
ROAD & RAIL - 1.9%
             3,420  CSX Corporation                                      121,991
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.6%
             6,579  Applied Materials, Inc.                              114,409
             5,032  ASML Holding N.V.
                    New York Shares(1)                                   114,931
             5,967  Intel Corp.                                          127,335
                                                                 ---------------
                                                                         356,675
                                                                 ---------------
SOFTWARE - 3.8%
             3,108  Adobe Systems Inc.(1)                                118,881
             6,576  Oracle Corp.(1)                                      121,459
                                                                 ---------------
                                                                         240,340
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
             4,208  TJX Companies, Inc. (The)                            121,822
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
             5,291  Sovereign Bancorp Inc.                               126,243
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.3%
             2,189  Vimpel-Communications ADR(1)                         144,452
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,138,991
(Cost $5,729,376)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.2%
          $200,000  FHLB Discount Notes,
                    4.98%, 11/1/06(2)                                    200,000
                                                                 ---------------
(Cost $200,000)

TOTAL INVESTMENT SECURITIES - 100.2%                                   6,338,991
(Cost $5,929,376)                                                ---------------

OTHER ASSETS AND LIABILITIES - (0.2)%                                   (15,530)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   6,323,461
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is yield to maturity at purchase.

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $5,929,376
                                                                 ===============
Gross tax appreciation of investments                                $  431,829
Gross tax depreciation of investments                                   (22,214)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  409,615
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY FOCUSED LARGE CAP FUND
OCTOBER 31, 2006

[american century investments logo and text logo]

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 101.0%
AEROSPACE & DEFENSE - 3.2%
             3,012  General Dynamics Corp.                         $     214,153
                                                                 ---------------
BIOTECHNOLOGY - 3.1%
             2,723  Amgen Inc.(1)                                        206,703
                                                                 ---------------
CAPITAL MARKETS - 3.5%
             3,076  Morgan Stanley                                       235,099
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 10.0%
             9,426  Cisco Systems Inc.(1)                                227,448
             8,764  Motorola, Inc.                                       202,098
             2,041  Research In Motion Ltd.(1)                           239,777
                                                                 ---------------
                                                                         669,323
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
             5,869  Hewlett-Packard Co.                                  227,365
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.3%
             4,085  Bank of America Corp.                                220,059
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 7.3%
             7,763  AT&T Inc.                                            265,883
             6,118  Verizon Communications Inc.                          226,366
                                                                 ---------------
                                                                         492,249
                                                                 ---------------
ELECTRIC UTILITIES - 3.6%
             4,769  FPL Group, Inc.                                      243,219
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
             4,669  Baxter International, Inc.                           214,634
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 9.2%
             1,851  CIGNA Corp.                                          216,530
             3,226  Humana Inc.(1)                                       193,560
             2,719  WellPoint Inc.(1)                                    207,514
                                                                 ---------------
                                                                         617,604
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.0%
             4,840  Carnival Corporation                                 236,289
             5,536  McDonald's Corporation                               232,069
                                                                 ---------------
                                                                         468,358
                                                                 ---------------

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.5%
             3,680  Lincoln National Corp.                               232,981
                                                                 ---------------
IT SERVICES - 4.0%
             5,175  Infosys Technologies Ltd. ADR                        269,618
                                                                 ---------------
MACHINERY - 7.3%
             3,986  Paccar Inc.                                          236,011
             4,085  Volvo AB ADR                                         254,782
                                                                 ---------------
                                                                         490,793
                                                                 ---------------
METALS & MINING - 9.9%
             4,802  Mittal Steel Co. N.V.
                    New York Shares                                      205,286
             2,316  Phelps Dodge Corp.                                   232,479
             4,508  Southern Copper Corp.                                231,621
                                                                 ---------------
                                                                         669,386
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.7%
             2,558  Exxon Mobil Corp.                                    182,692
                                                                 ---------------
PHARMACEUTICALS - 6.8%
             3,302  Johnson & Johnson                                    222,555
             5,125  Merck & Co., Inc.                                    232,777
                                                                 ---------------
                                                                         455,332
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.3%
             9,620  ASML Holding N.V.
                    New York Shares(1)                                   219,721
                                                                 ---------------
SOFTWARE - 6.7%
             5,756  Adobe Systems Inc.(1)                                220,167
            12,334  Oracle Corp.(1)                                      227,809
                                                                 ---------------
                                                                         447,976
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 101.0%                                   6,777,265
(Cost $6,266,818)                                                ---------------

OTHER ASSETS AND LIABILITIES - (1.0)%                                   (64,442)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   6,712,823
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   6,266,818
                                                                 ===============
Gross tax appreciation of investments                             $     543,616
Gross tax depreciation of investments                                   (33,169)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $     510,447
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY MULTI CAP FUND
OCTOBER 31, 2006

[american century investments logo and text logo]

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 2.8%
             1,297  Honeywell International Inc.                   $      54,630
               932  Precision Castparts Corp.                             63,432
             1,459  Teledyne Technologies Inc.(1)                         60,869
                                                                 ---------------
                                                                         178,931
                                                                 ---------------
AIRLINES - 1.0%
             3,550  Republic Airways Holdings Inc.(1)                     63,439
                                                                 ---------------
BIOTECHNOLOGY - 3.0%
               841  Amgen Inc.(1)                                         63,840
             1,262  Celgene Corp.(1)                                      67,442
               890  Gilead Sciences, Inc.(1)                              61,321
                                                                 ---------------
                                                                         192,603
                                                                 ---------------
CAPITAL MARKETS - 2.0%
             3,055  Janus Capital Group Inc.                              61,344
               849  Morgan Stanley                                        64,889
                                                                 ---------------
                                                                         126,233
                                                                 ---------------
CHEMICALS - 1.9%
             1,177  Bayer AG ADR                                          59,074
             2,428  Lyondell Chemical Co.                                 62,326
                                                                 ---------------
                                                                         121,400
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
             3,180  Sun Bancorp Inc.(1)                                   66,049
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
             2,860  Korn/Ferry International(1)                           63,235
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.2%
             2,089  Avocent Corp.(1)                                      76,687
             1,643  Bel Fuse Inc.                                         58,524
             1,833  Interdigital Communications
                    Corp.(1)                                              65,548
               546  Research In Motion Ltd.(1)                            64,144
                                                                 ---------------
                                                                         264,903
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.0%
               978  Lexmark International, Inc. Cl A(1)                   62,191
                                                                 ---------------
CONSUMER FINANCE - 1.2%
             1,099  First Marblehead Corp. (The)                          74,128
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%
             1,094  Bank of America Corp.                                 58,934
               918  IntercontinentalExchange Inc.(1)                      77,497
                                                                 ---------------
                                                                         136,431
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.1%
             2,056  AT&T Inc.                                             70,418
             3,575  Eschelon Telecom Inc.(1)                              63,349
             6,987  Qwest Communications
                    International Inc.(1)                                 60,298
                                                                 ---------------
                                                                         194,065
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
             1,526  American Electric Power                               63,222
             1,876  ITC Holdings Corp.                                    66,636
                                                                 ---------------
                                                                         129,858
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
               767  Genlyte Group Inc.(1)                                 59,259
             2,262  Ultralife Batteries Inc.(1)                           27,121
                                                                 ---------------
                                                                          86,380
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.8%
             4,889  Flextronics International Ltd.(1)                     56,712
             1,845  ScanSource, Inc.(1)                                   57,915
                                                                 ---------------
                                                                         114,627
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.0%
             1,761  Hercules Offshore Inc.(1)                             62,727
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
             1,934  Supervalu Inc.                                        64,596
                                                                 ---------------
GAS UTILITIES - 1.1%
             1,648  ONEOK, Inc.                                           68,606
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
             1,299  Baxter International, Inc.                            59,715
             1,040  Hillenbrand Industries, Inc.                          61,027
               632  Idexx Laboratories, Inc.(1)                           52,589
             1,213  Stryker Corp.                                         63,428
                                                                 ---------------
                                                                         236,759
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.4%
               989  DaVita Inc.(1)                                        55,018
             1,434  Fresenius Medical Care AG ADR                         63,641
             3,443  Gentiva Health Services Inc.(1)                       63,868
               946  Humana Inc.(1)                                        56,760

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,301  Sierra Health Services, Inc.(1)                       44,546
             1,090  WellCare Health Plans Inc.(1)                         64,038
               746  WellPoint Inc.(1)                                     56,935
                                                                 ---------------
                                                                         404,806
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.1%
             1,724  Ambassadors International Inc.                        67,236
             1,272  Carnival Corporation                                  62,099
             2,214  Hilton Hotels Corporation                             64,029
             1,559  McDonald's Corporation                                65,353
             1,552  Royal Caribbean Cruises Ltd.                          62,856
                                                                 ---------------
                                                                         321,573
                                                                 ---------------
INSURANCE - 7.8%
             1,066  Chubb Corp.                                           56,658
             1,776  HCC Insurance Holdings, Inc.                          59,780
               960  Lincoln National Corp.                                60,778
             1,581  Loews Corp.                                           61,533
             1,055  MetLife, Inc.                                         60,272
             1,399  Midland Co. (The)                                     65,388
             4,187  ProCentury Corp.                                      62,177
             1,913  United Fire & Casualty Co.                            67,681
                                                                 ---------------
                                                                         494,267
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
             1,744  Priceline.com Inc.(1)                                 70,266
                                                                 ---------------
IT SERVICES - 1.0%
             1,288  Fiserv, Inc.(1)                                       63,627
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.2%
             1,827  Applera Corporation - Applied
                    Biosystems Group                                      68,147
             1,696  Illumina, Inc.(1)                                     74,556
                                                                 ---------------
                                                                         142,703
                                                                 ---------------
MACHINERY - 2.0%
             1,973  CIRCOR International Inc.                             65,050
             1,057  Paccar Inc.                                           62,585
                                                                 ---------------
                                                                         127,635
                                                                 ---------------
METALS & MINING - 7.7%
               863  Allegheny Technologies Inc.                           67,943
               987  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                       59,694
               577  IPSCO Inc.                                            52,761
               644  Phelps Dodge Corp.                                    64,645
             1,250  Southern Copper Corp.                                 64,225
               827  United States Steel Corp.                             55,905
             2,130  Universal Stainless & Alloy(1)                        64,730

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,700  Watts Water Technologies, Inc.
                    Cl A                                                  63,274
                                                                 ---------------
                                                                         493,177
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.8%
               956  China Petroleum &
                    Chemical Corp. ADR                                    66,317
             1,981  Knightsbridge Tankers Ltd.                            54,557
             1,212  Swift Energy Co.(1)                                   56,625
                                                                 ---------------
                                                                         177,499
                                                                 ---------------
PHARMACEUTICALS - 3.8%
               506  Allergan, Inc.                                        58,443
             3,729  Dr. Reddy's Laboratories Ltd. ADR                     62,647
             1,198  Forest Laboratories, Inc.(1)                          58,630
             1,769  Medicis Pharmaceutical
                    Corp. Cl A                                            61,986
                                                                 ---------------
                                                                         241,706
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.0%
             1,611  Capital Trust Inc. Cl A                               71,706
             2,558  Host Hotels & Resorts Inc.                            58,987
             5,642  Luminent Mortgage Capital, Inc.                       59,862
                                                                 ---------------
                                                                         190,555
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.8%
             4,055  Advanced Energy
                    Industries, Inc.(1)                                   63,745
             2,678  ASML Holding N.V.
                    New York Shares(1)                                    61,166
             1,381  Diodes Inc.(1)                                        60,819
             3,011  Intel Corp.                                           64,255
             1,644  MEMC Electronic Materials Inc.(1)                     58,362
             3,381  Rudolph Technologies Inc.(1)                          59,708
                                                                 ---------------
                                                                         368,055
                                                                 ---------------
SOFTWARE - 6.1%
             1,879  Business Objects SA ADR(1)                            69,598
            11,947  Captaris, Inc.(1)                                     70,367
             1,747  Hyperion Solutions Corp.(1)                           65,338
             3,410  Oracle Corp.(1)                                       62,983
             3,734  Shanda Interactive
                    Entertainment Ltd. ADR(1)                             55,151
             2,563  Sybase, Inc.(1)                                       62,409
                                                                 ---------------
                                                                         385,846
                                                                 ---------------
SPECIALTY RETAIL - 3.2%
             1,707  American Eagle Outfitters, Inc.                       78,181
             2,586  Asbury Automotive Group, Inc.                         62,064
             2,156  TJX Companies, Inc. (The)                             62,416
                                                                 ---------------
                                                                         202,661
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 3.0%
               972  Polo Ralph Lauren Corp.                               69,012

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             1,628  Unifirst Corporation                                  58,689
               851  VF Corp.                                              64,685
                                                                 ---------------
                                                                         192,386
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.2%
             1,472  Millicom International
                    Cellular SA(1)                                        73,423
             1,485  Mobile TeleSystems ADR(1)                             65,459
                                                                 ---------------
                                                                         138,882
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,322,805
(Cost $5,852,503)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
          $100,000  FHLB Discount Notes,
                    4.98%, 11/1/06(2)                                    100,000
                                                                 ---------------
(Cost $100,000)

TOTAL INVESTMENT SECURITIES - 101.2%                                   6,422,805
                                                                 ---------------
(Cost $5,952,503)

OTHER ASSETS AND LIABILITIES - (1.2)%                                   (78,996)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   6,343,809
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is yield to maturity at purchase.

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $5,952,503
                                                                 ===============
Gross tax appreciation of investments                                $  506,812
Gross tax depreciation of investments                                   (36,510)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  470,302
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.  THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GROWTH FUNDS, INC.

By: /s/ William M. Lyons
   -----------------------------------------
   Name:   William M. Lyons
   Title:  President

Date: December 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William M. Lyons
   -----------------------------------------
   Name:   William M. Lyons
   Title:  President
           (principal executive officer)

Date: December 22, 2006

By: /s/ Robert J. Leach
   -----------------------------------------
   Name:   Robert J. Leach
   Title:  Vice President, Treasurer, and
           Chief Financial Officer
           (principal financial officer)

Date: December 22, 2006